Average Annual Total Returns		12 Months Ended		60 Months Ended		86 Months Ended		101 Months Ended	120 Months Ended		305 Months Ended	339 Months Ended	373 Months Ended	397 Months Ended	410 Months Ended
	Jul. 31, 2025	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Kansas Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.50%)		(0.90%)					0.79%
Performance Inception Date	Nov. 15, 1990
Kansas Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.47%)		(0.90%)					0.79%
Kansas Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.02%)		(0.19%)					1.17%
Kansas Municipal Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.92%)		(0.14%)		0.89%
Performance Inception Date	Nov. 01, 2017
Maine Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.60%)		(1.14%)					0.36%
Performance Inception Date	Dec. 05, 1991
Maine Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.57%)		(1.14%)					0.36%
Maine Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.31%)		(0.37%)					0.79%
Maine Municipal Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.15%		(0.37%)		0.50%
Performance Inception Date	Nov. 01, 2017
Nebraska Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.09%)		(1.10%)					0.66%
Performance Inception Date	Nov. 17, 1993
Nebraska Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.06%)		(1.10%)					0.66%
Nebraska Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.64%)		(0.36%)					1.03%
Nebraska Municipal Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.43%)		(0.36%)		0.72%
Performance Inception Date	Nov. 01, 2017
Oklahoma Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.01%)		(0.98%)					0.82%
Performance Inception Date	Sep. 25, 1996
Oklahoma Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.98%)		(0.98%)					0.82%
Oklahoma Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.59%)		(0.27%)					1.14%
Oklahoma Municipal Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.25%)		(0.23%)		0.86%
Performance Inception Date	Nov. 01, 2017
Viking Tax-Free Fund for Montana, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.68%)		(0.64%)					0.90%
Performance Inception Date	Aug. 03, 1999
Viking Tax-Free Fund for Montana, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.65%)		(0.64%)					0.90%
Viking Tax-Free Fund for Montana, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.39%)		0.01%					1.24%
Viking Tax-Free Fund for Montana, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.08%		0.11%				0.88%
Performance Inception Date	Aug. 01, 2016
Viking Tax-Free Fund for North Dakota, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(4.44%)		(1.41%)					0.47%
Performance Inception Date	Aug. 03, 1999
Viking Tax-Free Fund for North Dakota, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(4.40%)		(1.41%)					0.47%
Viking Tax-Free Fund for North Dakota, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.69%)		(0.56%)					0.91%
Viking Tax-Free Fund for North Dakota, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(1.72%)		(0.69%)				0.33%
Performance Inception Date	Aug. 01, 2016
Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.05%	[1],[2]	0.99%	[1],[2]	1.97%	[1],[2]	1.77% [3]	2.25%	[1],[2]

[1]	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.
[2]	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.
[3]	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.